Investments in Companies Accounted for at Equity - Schedule of Group's Investments in Companies Accounted for at Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Group's Investments in Companies Accounted for at Equity [Line Items]
TSG (Joint venture)	$ 33,882	$ 20,453
Other Investments accounted for at equity	13,691	17,185
Other investments held by subsidiaries	1,335	1,558
Total	$ 48,908	$ 39,196